Inventories - Summary of Detailed Information About Inventories (Detail) - CAD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021
Classes of current inventories [abstract]
Supplies and parts	$ 1,418	$ 981
Antibodies	197	223
Inventories	$ 1,615	$ 1,204